Intangible Asset, Net	12 Months Ended
Dec. 31, 2018
Intangible Asset, Net [Abstract]
Intangible Asset, Net

NOTE 6 - Intangible Asset, Net

For the nine months ended December 31, 2018, three months ended March 31, 2018 and the year ended December 31, 2017, the changes in cost and accumulated amortization for intangible asset were as follows:

	Satellite System software	Accumulated amortization	Net Cost
January 1, 2017	$4,950,000	$577,500	$4,372,500
Addition	-	495,000	(495,000)
December 31, 2017	4,950,000	1,072,500	3,877,500
Addition	-	123,750	(123,750)
March 31, 2018	4,950,000	1,196,250	3,753,750
Addition	-	371,250	(371,250)
December 31, 2018	$4,950,000	$1,567,500	$3,382,500